Earnings Per Common Share Attributable to Pfizer Inc. Common Shareholders - Basic and Diluted Numerator and Denominator (Detail) - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EPS Numerator-Basic
Income from continuing operations	[1]	$ 6,975	$ 9,119	$ 11,410
Less: Net income attributable to noncontrolling interests		26	32	30
Income from continuing operations attributable to Pfizer Inc.		6,949	9,087	11,380
Less: Preferred stock dividends––net of tax		1	1	2
Income from continuing operations attributable to Pfizer Inc. common shareholders		6,948	9,086	11,378
Discontinued operations––net of tax	[1],[2]	11	48	10,662
Less: Discontinued operations––net of tax, attributable to noncontrolling interests		0	0	39
Discontinued operations––net of tax, attributable to Pfizer Inc. common shareholders		11	48	10,623
Net income attributable to Pfizer Inc. common shareholders		6,959	9,134	22,001
Income from continuing operations attributable to Pfizer Inc. common shareholders and assumed conversions		6,948	9,087	11,380
Net income attributable to Pfizer Inc. common shareholders and assumed conversions		$ 6,960	$ 9,135	$ 22,003
EPS Denominator
Weighted-average number of common shares outstanding––Basic	[1]	6,176	6,346	6,813
Common-share equivalents: stock options, stock issuable under employee compensation plans, convertible preferred stock and accelerated share repurchase agreement		81	78	82
Weighted-average number of common shares outstanding––Diluted	[1]	6,257	6,424	6,895
Equity Option [Member]
EPS Denominator
Stock options that had exercise prices greater than the average market price of our common stock issuable under employee compensation plans	[3]	50	44	43

[1]	Amounts may not add due to rounding.
[2]	Includes the Animal Health (Zoetis) business through June 24, 2013, the date of disposal.
[3]	These common stock equivalents were outstanding for the years ended December 31, 2015, 2014 and 2013, but were not included in the computation of diluted EPS for those periods because their inclusion would have had an anti-dilutive effect.